DEBT - 2024 Convertible Notes (Details) - 2024 Convertible Notes		12 Months Ended
	Jun. 10, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($)
DEBT
Gross proceeds	$ 172,500,000	$ 172,500,000
Interest rate	3.75%
Conversion rate	1.51722
Debt instrument principal amount	$ 1,000
Conversion price | $ / shares	$ 6.591
Percentage of stock price trigger	130.00%
Redemption price percentage	100.00%
Cash purchase price percentage	100.00%
Effective interest rate	12.10%